Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure representing major components of tax expense income [line items]
Current taxes	$ 2,220	$ 3,889
Adjustments for current tax of prior periods	(2)	(15)
Origination and reversal of temporary differences	(711)	475
Effect of changes in tax rates	(21)
Provision for taxes	1,486	4,349
Unrealized (losses) on FVOCI debt securities	(35)	(182)
Reclassification to earnings of (gains) on FVOCI debt securities	(11)	(5)
(Losses) on derivatives designated as cash flow hedges	(576)	(1,794)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges	366	(114)
Unrealized (losses) on hedges of net foreign operations	(90)	(124)
Gains on remeasurement of pension and other employee future benefit plans	24	239
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(103)	465
Unrealized gains on FVOCI equity securities		1
Share-based compensation	4	5
Aggregate provision for income tax in Other Comprehensive Income and Equity	(421)	(1,509)
Total provision for income taxes	1,065	2,840
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current taxes	509	1,178
Provincial current taxes	278	672
Current taxes	787	1,850
Federal Deferred taxes	(491)	148
Provincial deferred taxes	(269)	85
Deferred taxes	(760)	233
Total provision for income taxes	27	2,083
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current taxes	933	953
Deferred taxes	105	(196)
Total provision for income taxes	$ 1,038	$ 757